UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report May 31, 2010

EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

Semi annual Report May 31, 2010 EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentially of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage; www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010
INVESTMENT UPDATE
     Walter A. Row III, CFA
   Eaton Vance Management
      Co-Portfolio Manager
     Michael A. Allison, CFA
   Eaton Vance Management
      Co-Portfolio Manager
Economic and Market Conditions
•	Extreme volatility characterized the domestic equity markets during the six months ending May 31, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, sent many equity investors back to the sidelines, reducing their positions in risk-sensitive assets, especially those tied to the global growth theme. These disruptions spurred sharp sell-offs in the equity markets in February and again in May, erasing earlier gains. As a result, net returns for the six-month period as a whole were basically flat. The blue-chip Dow Jones Industrial Average fell 0.69%, while the Standard & Poor’s 500 Index (S&P 500) – a bellwether for the broader market – managed a 0.41% gain. In contrast, the technology-laden NASDAQ Composite rose 5.73%.

•	In spite of the market’s ongoing volatility, the U.S. economy continued to show signs of a slow, but gradual recovery. In general, corporate earnings recorded improvements from the depressed levels of previous periods. Consumer confidence and employment remained somewhat weak, however.

•	Value stocks outperformed growth stocks across all market capitalizations during the six-month period. Small- and mid-cap stocks widely outpaced their large-cap counterparts, with the Russell 2000 Index gaining 14.84%, the S&P MidCap 400 Index up 12.18% and the Russell 1000 Index rising just 1.53%.
        Ken Everding, PhD
Parametric Risk Advisors LLC
      Co-Portfolio Manager
         Jonathan Orseck
Parametric Risk Advisors LLC
      Co-Portfolio Manager
Management Discussion
•	Against this volatile backdrop, the Fund posted a small single-digit loss for the six months ending May 31, 2010. This result trailed the performance of both the broader market, as represented by the S&P 500 (the Index), and the average return of the Lipper Equity Market Neutral Funds classification.[1]

•	The Fund’s structure is designed to help limit its exposure to the volatility of the market, which can be beneficial during periods of market weakness, but detract during periods of market strength. Management believes that, over time, a strategy of owning a diver-sified portfolio of common stocks, augmented by a program of writing (selling) index call options and purchasing index put options can provide an attractive risk-return profile during a variety of conditions in the equity market.

•	The Fund lagged the Index mainly as a result of the performance of the stocks in its underlying equity portfolio. Within that actively managed portfolio, the Fund maintained its emphasis on investing in large-cap stocks of companies with strong balance sheets, significant

Total Return Performance
11/30/09 - 5/31/10

Class A2	–3.60%
Class C2	–3.93
Class I2	–3.49
S&P 500 Index[1]	0.41
CBOE S&P 500 BuyWrite Index[1]	–2.90
Lipper Equity Market Neutral Funds Average[1]	–0.61

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010
INVESTMENT UPDATE
market share and recurring sales growth, among other factors. The market’s extraordinary volatility during the six-month period had varying effects on the portfolio. When the market rallied, it tended to be lower-quality stocks that led the upward momentum, so the Fund’s bias toward higher-quality issues held back its results versus the broader market. Yet when the broader market sold off – as it did in both February and May – the downdraft tended to affect stocks across the quality spectrum.

•	For the period overall, the Fund came up short of the Index’s return mainly due to inopportune stock selection in the specialty retail and energy equipment/services industries. Conversely, the Fund’s relative return was bolstered by favorable security selection within the insurance, semiconductors/semiconductor equipment and health care providers/services industries.

•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the Fund engages in a flexible, opportunistic option strategy that is designed to augment portfolio returns without detracting materially from the performance of the stock portfolio; however, during periods of extreme market volatility – as occurred during this six-month period – it can be difficult for a portfolio with such an option program to keep pace with the market. The Fund’s option strategy comprises: (1) writing index calls slightly out-of-the-money on all or a portion of the Fund’s portfolio value, which can generate premiums and allow for participation in rising markets; (2) buying index puts on all or a portion of the portfolio value, which management believes offers a degree of protection in declining markets; and (3) selectively writing equity puts from time to time on individual stocks management believes are undervalued. For the six months ending May 31, 2010, the option component detracted slightly from the Fund’s overall performance.
Fund Composition
Top 10 Holdings1

By total investments

Apple, Inc.	3.0%
General Electric Co.	2.5
Microsoft Corp.	2.3
JPMorgan Chase & Co.	2.3
International Business Machines Corp.	2.2
Chevron Corp.	1.9
Cisco Systems, Inc.	1.9
Wells Fargo & Co.	1.7
Procter & Gamble Co.	1.7
Colgate-Palmolive Co.	1.6

[1]	Top 10 Holdings represented 21.1% of the Fund’s total investments as of 5/31/10. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/10.
Common Stock Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 5/31/10. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX

Average Annual Total Returns (at net asset value)

Six Months	–3.60%	–3.93%	–3.49%
One Year	4.35	3.63	4.70
Life of Fund†	–1.19	–1.91	–0.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	–9.14%	–4.86%	–3.49%
One Year	–1.66	2.67	4.70
Life of Fund†	–3.75	–1.91	–0.92

†	Inception Dates – Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.99%	2.74%	1.74%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/10. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 – May 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(12/1/09)	(5/31/10)	(12/1/09 – 5/31/10)

Actual
Class A	$1,000.00	$964.00	$7.34	**
Class C	$1,000.00	$960.70	$11.00	**
Class I	$1,000.00	$965.10	$6.12	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.54	**
Class C	$1,000.00	$1,013.70	$11.30	**
Class I	$1,000.00	$1,018.70	$6.29	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2009.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.4%

Security	Shares	Value

Aerospace & Defense — 1.6%

General Dynamics Corp.	38,631	$2,623,045
Lockheed Martin Corp.	22,053	1,762,476

		$4,385,521

Air Freight & Logistics — 0.6%

FedEx Corp.	20,447	$1,707,120

		$1,707,120

Beverages — 2.5%

Coca-Cola Co. (The)	63,331	$3,255,213
PepsiCo, Inc.	59,254	3,726,484

		$6,981,697

Biotechnology — 1.4%

Amgen, Inc.(1)	55,670	$2,882,592
Celgene Corp.(1)	19,110	1,008,244

		$3,890,836

Capital Markets — 2.6%

Goldman Sachs Group, Inc.	25,021	$3,609,529
Northern Trust Corp.	42,080	2,138,085
State Street Corp.	35,750	1,364,578

		$7,112,192

Commercial Banks — 3.7%

KeyCorp	178,925	$1,434,978
PNC Financial Services Group, Inc.	37,489	2,352,435
U.S. Bancorp	82,434	1,975,119
Wells Fargo & Co.	162,843	4,671,966

		$10,434,498

Commercial Services & Supplies — 0.9%

Waste Management, Inc.	79,732	$2,592,087

		$2,592,087

Communications Equipment — 2.5%

Cisco Systems, Inc.(1)	227,316	$5,264,639
QUALCOMM, Inc.	44,111	1,568,587

		$6,833,226

Computers & Peripherals — 6.6%

Apple, Inc.(1)	32,042	$8,239,921
Hewlett-Packard Co.	90,640	4,170,346
International Business Machines Corp.	47,382	5,935,069

		$18,345,336

Consumer Finance — 0.6%

American Express Co.	44,565	$1,776,807

		$1,776,807

Diversified Financial Services — 4.4%

Bank of America Corp.	266,387	$4,192,932
Citigroup, Inc.(1)	487,451	1,930,306
JPMorgan Chase & Co.	157,078	6,217,147

		$12,340,385

Diversified Telecommunication Services — 1.9%

AT&T, Inc.	132,199	$3,212,436
Verizon Communications, Inc.	74,710	2,056,019

		$5,268,455

Electric Utilities — 0.9%

American Electric Power Co., Inc.	74,389	$2,377,472

		$2,377,472

Electrical Equipment — 1.1%

Emerson Electric Co.	66,683	$3,096,759

		$3,096,759

Electronic Equipment, Instruments & Components — 1.1%

Corning, Inc.	180,175	$3,140,450

		$3,140,450

Energy Equipment & Services — 1.1%

Halliburton Co.	68,067	$1,690,104
Schlumberger, Ltd.	25,096	1,409,140

		$3,099,244

See notes to financial statements

5

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food & Staples Retailing — 2.2%

CVS Caremark Corp.	53,347	$1,847,407
Wal-Mart Stores, Inc.	85,554	4,325,610

		$6,173,017

Food Products — 1.7%

Kellogg Co.	49,586	$2,649,380
Nestle SA	43,932	1,982,642

		$4,632,022

Health Care Equipment & Supplies — 1.8%

Covidien PLC	63,832	$2,705,839
Varian Medical Systems, Inc.(1)	15,815	792,173
Zimmer Holdings, Inc.(1)	25,640	1,434,045

		$4,932,057

Health Care Providers & Services — 1.4%

AmerisourceBergen Corp.	54,366	$1,700,569
Cardinal Health, Inc.	24,288	837,693
Fresenius Medical Care AG & Co. KGaA ADR	29,351	1,456,103

		$3,994,365

Hotels, Restaurants & Leisure — 1.7%

Carnival Corp.	42,099	$1,525,247
McDonald’s Corp.	48,151	3,219,857

		$4,745,104

Household Products — 3.2%

Colgate-Palmolive Co.	56,570	$4,417,551
Procter & Gamble Co.	75,620	4,619,626

		$9,037,177

Industrial Conglomerates — 2.5%

General Electric Co.	419,267	$6,855,015

		$6,855,015

Insurance — 2.8%

Berkshire Hathaway, Inc., Class B(1)	11,140	$785,927
Lincoln National Corp.	57,071	1,510,099
MetLife, Inc.	55,788	2,258,856
Prudential Financial, Inc.	55,763	3,218,083

		$7,772,965

Internet & Catalog Retail — 1.1%

Amazon.com, Inc.(1)	23,654	$2,967,631

		$2,967,631

Internet Software & Services — 1.5%

Google, Inc., Class A(1)	8,515	$4,131,308

		$4,131,308

IT Services — 0.9%

MasterCard, Inc., Class A	12,098	$2,441,013

		$2,441,013

Machinery — 3.2%

Danaher Corp.	34,769	$2,759,963
Deere & Co.	42,123	2,429,655
Illinois Tool Works, Inc.	45,323	2,104,347
PACCAR, Inc.	39,594	1,623,354

		$8,917,319

Media — 0.6%

Walt Disney Co. (The)	47,310	$1,581,100

		$1,581,100

Metals & Mining — 2.3%

BHP Billiton, Ltd. ADR	18,716	$1,213,545
Freeport-McMoRan Copper & Gold, Inc.	10,214	715,491
Goldcorp, Inc.	81,154	3,496,926
United States Steel Corp.	23,355	1,102,590

		$6,528,552

Multi-Utilities — 1.8%

PG&E Corp.	60,371	$2,505,396
Public Service Enterprise Group, Inc.	83,739	2,564,926

		$5,070,322

Multiline Retail — 0.8%

Target Corp.	43,168	$2,353,951

		$2,353,951

Office Electronics — 0.4%

Xerox Corp.	134,853	$1,255,481

		$1,255,481

See notes to financial statements

6

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.9%

Anadarko Petroleum Corp.	64,143	$3,356,603
Apache Corp.	35,255	3,156,733
Chevron Corp.	72,737	5,373,082
Exxon Mobil Corp.	53,791	3,252,204
Hess Corp.	55,456	2,950,259
Occidental Petroleum Corp.	36,609	3,020,609
Peabody Energy Corp.	27,169	1,058,504

		$22,167,994

Pharmaceuticals — 6.1%

Abbott Laboratories	68,425	$3,254,293
Bristol-Myers Squibb Co.	96,946	2,250,117
Johnson & Johnson	51,628	3,009,912
Merck & Co., Inc.	80,837	2,723,399
Pfizer, Inc.	262,478	3,997,540
Teva Pharmaceutical Industries, Ltd. ADR	33,575	1,840,581

		$17,075,842

Real Estate Investment Trusts (REITs) — 1.0%

AvalonBay Communities, Inc.	14,227	$1,395,099
Boston Properties, Inc.	16,801	1,288,301

		$2,683,400

Road & Rail — 0.9%

CSX Corp.	47,109	$2,461,445

		$2,461,445

Semiconductors & Semiconductor Equipment — 0.9%

Intel Corp.	116,396	$2,493,202

		$2,493,202

Software — 3.4%

Microsoft Corp.	243,107	$6,272,161
Oracle Corp.	137,649	3,106,738

		$9,378,899

Specialty Retail — 4.5%

Best Buy Co., Inc.	63,446	$2,680,594
Gap, Inc. (The)	60,703	1,323,325
Home Depot, Inc.	113,097	3,829,464
Staples, Inc.	105,859	2,278,086
TJX Companies, Inc. (The)	52,642	2,393,105

		$12,504,574

Textiles, Apparel & Luxury Goods — 1.1%

NIKE, Inc., Class B	43,248	$3,130,290

		$3,130,290

Tobacco — 0.7%

Philip Morris International, Inc.	45,664	$2,014,696

		$2,014,696

Wireless Telecommunication Services — 0.5%

American Tower Corp., Class A(1)	31,835	$1,290,273

		$1,290,273

Total Common Stocks
(identified cost $248,096,937)		$251,971,099

Put Options Purchased — 7.8%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	55	$1,050	9/18/10	$293,700
S&P 500 Index	914	1,075	9/18/10	5,557,120
S&P 500 Index	44	1,100	9/18/10	314,820
S&P 500 Index	1,300	1,150	12/18/10	15,710,500

Total Put Options Purchased
(identified cost $17,533,802)				$21,876,140

Total Investments — 98.2%
(identified cost $265,630,739)				$273,847,239

Call Options Written — (0.6)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	810	$1,110	6/19/10	$(1,336,500)
S&P 500 Index	820	1,150	6/19/10	(356,700)

Total Call Options Written
(premiums received $3,542,975)				$(1,693,200)

See notes to financial statements

7

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Comcast Corp., Class A	1,685	$16.00	6/19/10	$(16,850)
Microsoft Corp.	1,060	25.00	6/19/10	(42,400)
Peabody Energy Corp.	280	41.00	6/19/10	(80,360)
Pfizer, Inc.	1,875	14.00	6/19/10	(22,500)
Prudential Financial, Inc.	520	48.00	6/19/10	(21,580)

Total Put Options Written
(premiums received $380,820)				$(183,690)

Other Assets, Less Liabilities — 2.5%				$6,860,912

Net Assets — 100.0%				$278,831,261

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

8

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2010

Assets

Investments, at value (identified cost, $265,630,739)	$273,847,239
Cash	5,354,342
Restricted cash*	350,000
Foreign currency, at value (identified cost, $36)	35
Dividends receivable	483,434
Receivable for investments sold	675,801
Receivable for Fund shares sold	1,810,370
Tax reclaims receivable	28,695
Receivable from affiliates	42,272

Total assets	$282,592,188

Liabilities

Written options outstanding, at value (premiums received, $3,923,795)	$1,876,890
Payable for Fund shares redeemed	1,439,636
Payable to affiliates:
Investment adviser fee	218,010
Administration fee	36,335
Distribution and service fees	82,786
Trustees’ fees	1,066
Accrued expenses	106,204

Total liabilities	$3,760,927

Net Assets	$278,831,261

Sources of Net Assets

Paid-in capital	$292,019,342
Accumulated net realized loss	(14,243,323)
Accumulated distributions in excess of net investment income	(9,206,159)
Net unrealized appreciation	10,261,401

Total	$278,831,261

Class A Shares

Net Assets	$176,396,358
Shares Outstanding	23,175,561
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.61
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.07

Class C Shares

Net Assets	$52,425,999
Shares Outstanding	6,928,605
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.57

Class I Shares

Net Assets	$50,008,904
Shares Outstanding	6,557,417
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for written options.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
May 31, 2010

Investment Income

Dividends (net of foreign taxes, $26,171)	$2,049,795

Total investment income	$2,049,795

Expenses

Investment adviser fee	$1,026,946
Administration fee	171,157
Distribution and service fees
Class A	189,305
Class C	210,759
Trustees’ fees and expenses	3,800
Custodian fee	108,549
Transfer and dividend disbursing agent fees	106,207
Legal and accounting services	18,440
Printing and postage	16,096
Registration fees	36,693
Miscellaneous	7,266

Total expenses	$1,895,218

Deduct —
Reduction of custodian fee	$553
Allocation of expenses to affiliates	63,076

Total expense reductions	$63,629

Net expenses	$1,831,589

Net investment income	$218,206

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(6,635,456)
Written options	(1,291,756)
Foreign currency transactions	(9,831)

Net realized loss	$(7,937,043)

Change in unrealized appreciation (depreciation) —
Investments	$(4,188,129)
Written options	1,705,492
Foreign currency	(2,683)

Net change in unrealized appreciation (depreciation)	$(2,485,320)

Net realized and unrealized loss	$(10,422,363)

Net decrease in net assets from operations	$(10,204,157)

See notes to financial statements

9

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	May 31, 2010	Year Ended
in Net Assets	(Unaudited)	November 30, 2009

From operations —
Net investment income	$218,206	$227,929
Net realized loss from investment transactions, written options and foreign currency transactions	(7,937,043)	(5,607,760)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(2,485,320)	13,131,541

Net increase (decrease) in net assets from operations	$(10,204,157)	$7,751,710

Distributions to shareholders —
From net investment income
Class A	$(6,205,516)*	$(142,185)
Class C	(1,621,045)*	(42,380)
Class I	(1,597,804)*	(45,662)
From net realized gain
Class A	—	(209,659)
Class C	—	(54,751)
Class I	—	(355,440)
Tax return of capital
Class A	—	(2,883,229)
Class C	—	(859,334)
Class I	—	(927,258)

Total distributions to shareholders	$(9,424,365)	$(5,519,898)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$132,371,750	$106,138,888
Class C	27,546,848	29,490,725
Class I	44,979,395	24,627,145
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,346,714	2,537,104
Class C	1,105,745	599,103
Class I	866,702	720,966
Cost of shares redeemed
Class A	(45,338,971)	(14,811,273)
Class C	(2,803,231)	(951,832)
Class I	(17,208,359)	(4,331,700)

Net increase in net assets from Fund share transactions	$146,866,593	$144,019,126

Net increase in net assets	$127,238,071	$146,250,938

	Six Months Ended
	May 31, 2010	Year Ended
Net Assets	(Unaudited)	November 30, 2009

At beginning of period	$151,593,190	$5,342,252

At end of period	$278,831,261	$151,593,190

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(9,206,159)	$—

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

10

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	May 31, 2010		Year Ended	Period Ended
	(Unaudited)		November 30, 2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.200		$8.830	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.012		$0.042	$0.017
Net realized and unrealized gain (loss)	(0.302)		0.660	(0.737)

Total income (loss) from operations	$(0.290)		$0.702	$(0.720)

Less Distributions

From net investment income	$(0.300	)*	$(0.028)	$(0.450)
From net realized gain	—		(0.732)	—
Tax return of capital	—		(0.572)	—

Total distributions	$(0.300)		$(1.332)	$(0.450)

Net asset value — End of period	$7.610		$8.200	$8.830

Total Return(3)	(3.60	)%(4)	9.06%	(7.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$176,396		$96,501	$1,027
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)	1.50%	1.50	%(7)
Net investment income	0.29	%(7)	0.53%	0.25	%(7)
Portfolio Turnover	12	%(4)	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.06%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

11

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	May 31, 2010		Year Ended	Period Ended
	(Unaudited)		November 30, 2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.160		$8.810	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.018)		$(0.021)	$(0.031)
Net realized and unrealized gain (loss)	(0.297)		0.665	(0.749)

Total income (loss) from operations	$(0.315)		$0.644	$(0.780)

Less Distributions

From net investment income	$(0.275	)*	$(0.026)	$(0.410)
From net realized gain	—		(0.732)	—
Tax return of capital	—		(0.536)	—

Total distributions	$(0.275)		$(1.294)	$(0.410)

Net asset value — End of period	$7.570		$8.160	$8.810

Total Return(3)	(3.93	)%(4)	8.20%	(7.89	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,426		$30,219	$511
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.25	%(7)	2.25%	2.25	%(7)
Net investment loss	(0.46	)%(7)	(0.26)%	(0.45	)%(7)
Portfolio Turnover	12	%(4)	45%	27	% (4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.06%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

12

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	May 31, 2010		Year Ended	Period Ended
	(Unaudited)		November 30, 2009	November 30, 2008 (1)

Net asset value — Beginning of period	$8.220		$8.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.022		$0.064	$0.045
Net realized and unrealized gain (loss)	(0.303)		0.662	(0.746)

Total income (loss) from operations	$(0.281)		$0.726	$(0.701)

Less Distributions

From net investment income	$(0.309	)*	$(0.029)	$(0.459)
From net realized gain	—		(0.732)	—
Tax return of capital	—		(0.585)	—

Total distributions	$(0.309)		$(1.346)	$(0.459)

Net asset value — End of period	$7.630		$8.220	$8.840

Total Return(3)	(3.49	)%(4)	9.37%	(7.22	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,009		$24,873	$3,804
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25%	1.25	%(7)
Net investment income	0.54	%(7)	0.79%	0.61	%(7)
Portfolio Turnover	12	%(4)	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.06%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

13

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing index call options and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

14

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $6,690,894 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2017.

Additionally, at November 30, 2009, the Fund had a net capital loss of $1,805,835 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending November 30, 2010.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains.

15

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2010, the amount of distributions estimated to be a tax return of capital was approximately $9,127,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the six months ended May 31, 2010, the investment adviser fee amounted to $1,026,946 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2011. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $63,076 in total of the Fund’s operating expenses for the six months ended May 31, 2010. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2010, the administration fee amounted to $171,157.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2010, EVM earned $2,828 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $94,888 as its portion of the sales charge on sales of Class A shares for

16

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the six months ended May 31, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2010 amounted to $189,305 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended May 31, 2010, the Fund paid or accrued to EVD $158,069 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $3,091,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended May 31, 2010 amounted to $52,690 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended May 31, 2010, the Fund was informed that EVD received approximately $1,000 and $7,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $157,844,407 and $25,727,397, respectively, for the six months ended May 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	May 31, 2010	Year Ended
Class A	(Unaudited)	November 30, 2009

Sales	16,396,085	13,164,172
Issued to shareholders electing to receive payments of distributions in Fund shares	684,211	316,606
Redemptions	(5,671,885)	(1,829,934)

Net increase	11,408,411	11,650,844

17

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	May 31, 2010	Year Ended
Class C	(Unaudited)	November 30, 2009

Sales	3,435,800	3,689,783
Issued to shareholders electing to receive payments of distributions in Fund shares	142,297	74,919
Redemptions	(353,567)	(118,640)

Net increase	3,224,530	3,646,062

	Six Months Ended
	May 31, 2010	Year Ended
Class I	(Unaudited)	November 30, 2009

Sales	5,571,062	3,044,864
Issued to shareholders electing to receive payments of distributions in Fund shares	111,031	89,799
Redemptions	(2,151,887)	(537,840)

Net increase	3,530,206	2,596,823

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,098,877

Gross unrealized appreciation	$20,432,140
Gross unrealized depreciation	(9,683,778)

Net unrealized appreciation	$10,748,362

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at May 31, 2010 is included in the Portfolio of Investments.

Written call and put options activity for the six months ended May 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	863	$1,599,469
Options written	17,328	17,331,178
Options terminated in closing purchase transactions	(8,134)	(14,048,984)
Options expired	(3,007)	(957,868)

Outstanding, end of period	7,050	$3,923,795

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at May 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Purchased Options	$21,876,140	$—
Written Options	—	1,876,890

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

18

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended May 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Purchased Options	$(7,721,445)	$7,123,886
Written Options	(1,291,756)	1,705,492

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended May 31, 2010, which is indicative of the volume of this derivative type, was 1,768 contracts.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2010.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$27,282,651	$—		$—	$27,282,651
Consumer Staples	26,855,967	1,982,642		—	28,838,609
Energy	25,267,238	—		—	25,267,238
Financials	42,120,245	—		—	42,120,245
Health Care	29,893,100	—		—	29,893,100
Industrials	30,015,266	—		—	30,015,266
Information Technology	48,018,916	—		—	48,018,916
Materials	6,528,552	—		—	6,528,552
Telecommunication Services	6,558,727	—		—	6,558,727
Utilities	7,447,795	—		—	7,447,795

Total Common Stocks	$249,988,457	$1,982,642	*	$—	$251,971,099

Put Options Purchased	$21,876,140	$—		$—	$21,876,140

Total Investments	$271,864,597	$1,982,642		$—	$273,847,239

Liability Description

Call Options Written	$(1,693,200)	$—		$—	$(1,693,200)
Put Options Written	(183,690)	—		—	(183,690)

Total	$(1,876,890)	$—		$—	$(1,876,890)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

19

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

20

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board noted the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to continue to share such benefits equitably.

22

Eaton Vance Risk-Managed Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

23

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Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Risk-Managed Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3243-7/10	RMEOSRC

Eaton Vance
Investment Managers

Semiannual Report May 31, 2010

EATON VANCE ENHANCED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
  Walter A. Row III, CFA
Eaton Vance Management
   Co-Portfolio Manager
  Michael A. Allison, CFA
Eaton Vance Management
   Co-Portfolio Manager
•	Extreme volatility characterized the domestic equity markets during the six months ending May 31, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, sent many equity investors back to the sidelines, reducing their positions in risk-sensitive assets, especially those tied to the global growth theme. These disruptions spurred sharp sell-offs in the equity markets in February and again in May, erasing earlier gains. As a result, net returns for the six-month period as a whole were basically flat. The blue-chip Dow Jones Industrial Average fell 0.69%, while the Standard & Poor’s 500 Index (S&P 500) – a bellwether for the broader market – managed a 0.41% gain. In contrast, the technology-laden NASDAQ Composite rose 5.73%.

•	In spite of the market’s ongoing volatility, the U.S. economy continued to show signs of a slow, but gradual recovery. In general, corporate earnings recorded improvements from the depressed levels of previous periods. Consumer confidence and employment remained somewhat weak, however.
•	Value stocks outperformed growth stocks across all market capitalizations during the six-month period. Small- and mid-cap stocks widely outpaced their large-cap counterparts, with the Russell 2000 Index gaining 14.84%, the S&P MidCap 400 Index up 12.18% and the Russell 1000 Index rising just 1.53%.
Management Discussion
      Ken Everding, PhD
Parametric Risk Advisors LLC
    Co-Portfolio Manager
         Jonathan Orseck
Parametric Risk Advisors LLC
     Co-Portfolio Manager
•	Against this volatile backdrop, the Fund posted a small single-digit loss for the six months ending May 31, 2010. This result trailed the performance of both the broader market, as represented by the S&P 500 (the Index), and the average return of the Lipper Equity Income Funds classification.[1]
•	The Fund lagged the Index mainly as a result of the performance of the stocks in its underlying equity portfolio. Within that actively managed portfolio, the Fund maintained its emphasis on investing in large-cap stocks of companies with strong balance sheets, significant market share and recurring sales growth, among other factors. The market’s extraordinary volatility during the six-month period had varying effects on the portfolio. When the market rallied, it tended to be lower-quality stocks that led the upward momentum, so the Fund’s bias toward higher-quality issues held back its results versus the broader market. Yet when the broader market sold off, as it did in both February and May, the downdraft tended to affect
Total Return Performance
11/30/09 – 5/31/10

Class A2	-2.44%
Class C2	-2.72
Class I2	-2.33
S&P 500 Index[1]	0.41
Lipper Equity Income Funds Average[1]	0.39
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010
INVESTMENT UPDATE
stocks across the quality spectrum.
•	For the period overall, the Fund came up short of the Index’s return mainly due to inopportune security selection in the specialty retail and energy equipment/ services industries. A modest cash position during the period also detracted. Conversely, the Fund’s relative return was bolstered by favorable security selection within the insurance and health care providers/services industries, as well as by the Fund’s slight underexposure to the chemicals and electrical utilities industries.

•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the Fund engages in a flexible, opportunistic individual stock option writing program that is designed to augment portfolio returns without detracting materially from the performance of the stock portfolio; however, during periods of extreme market volatility – as occurred during this six-month period – it can be difficult for a portfolio with such an option program to keep pace with the market. The Fund’s program employs a strategy of writing covered call options on a portion of its stock holdings, which, in essence, sells a certain amount of the upside performance to the buyer of the call option. The Fund may also write put options on stocks that management believes are undervalued and, under certain circumstances, may purchase put options on the S&P 500 (or another broad-based index) as well as on individual stocks. For the six months ending May 31, 2010, the option component detracted slightly from the Fund’s overall performance.
Fund Composition
Top 10 Holdings1

By total investments
Apple, Inc.	3.4%
Microsoft Corp.	2.8
General Electric Co.	2.7
JPMorgan Chase & Co.	2.6
Chevron Corp.	2.5
International Business Machines Corp.	2.2
Cisco Systems, Inc.	2.2
Bank of America Corp.	1.9
Procter & Gamble Co.	1.9
Wells Fargo & Co.	1.8

[1]	Top 10 Holdings represented 24.0% of the Fund’s total investments as of 5/31/10. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/10.
Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 5/31/10. The Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EEEAX	EEECX	EEEIX

Average Annual Total Returns (at net asset value)

Six Months	-2.44%	-2.72%	-2.33%
One Year	14.43	13.81	14.83
Life of Fund†	-8.19	-8.78	-7.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-8.09%	-3.65%	-2.33%
One Year	7.80	12.81	14.83
Life of Fund†	-10.57	-8.78	-7.97

†	Inception Dates – Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	5.31%	6.06%	5.06%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/10. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 – May 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(12/1/09)	(5/31/10)	(12/1/09 – 5/31/10)

Actual
Class A	$1,000.00	$975.60	$7.39	**
Class C	$1,000.00	$972.80	$11.07	**
Class I	$1,000.00	$976.70	$6.16	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.54	**
Class C	$1,000.00	$1,013.70	$11.30	**
Class I	$1,000.00	$1,018.70	$6.29	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2009.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%(1)

Security	Shares	Value

Aerospace & Defense — 1.8%

General Dynamics Corp.	1,462	$99,270
Lockheed Martin Corp.	998	79,760

		$179,030

Air Freight & Logistics — 0.6%

FedEx Corp.	732	$61,115

		$61,115

Beverages — 2.8%

Coca-Cola Co. (The)	2,405	$123,617
PepsiCo, Inc.	2,381	149,741

		$273,358

Biotechnology — 1.6%

Amgen, Inc.(2)	2,107	$109,100
Celgene Corp.(2)	893	47,115

		$156,215

Capital Markets — 2.6%

Goldman Sachs Group, Inc.	880	$126,949
Northern Trust Corp.	1,609	81,753
State Street Corp.	1,323	50,499

		$259,201

Commercial Banks — 3.7%

KeyCorp	5,875	$47,118
PNC Financial Services Group, Inc.	1,214	76,179
U.S. Bancorp	2,541	60,882
Wells Fargo & Co.	6,063	173,947

		$358,126

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	2,974	$96,685

		$96,685

Communications Equipment — 2.7%

Cisco Systems, Inc.(2)	8,936	$206,958
QUALCOMM, Inc.	1,575	56,007

		$262,965

Computers & Peripherals — 7.0%

Apple, Inc.(2)	1,267	$325,822
Hewlett-Packard Co.	3,226	148,428
International Business Machines Corp.	1,684	210,938

		$685,188

Consumer Finance — 0.6%

American Express Co.	1,465	$58,410

		$58,410

Diversified Financial Services — 4.8%

Bank of America Corp.	11,286	$177,641
Citigroup, Inc.(2)	11,532	45,667
JPMorgan Chase & Co.	6,217	246,069

		$469,377

Diversified Telecommunication Services — 2.1%

AT&T, Inc.	5,221	$126,870
Verizon Communications, Inc.	2,920	80,359

		$207,229

Electric Utilities — 1.0%

American Electric Power Co., Inc.	3,004	$96,008

		$96,008

Electrical Equipment — 1.0%

Emerson Electric Co.	2,163	$100,450

		$100,450

Electronic Equipment, Instruments & Components — 1.2%

Corning, Inc.	7,027	$122,481

		$122,481

Energy Equipment & Services — 1.5%

Halliburton Co.	2,610	$64,806
Schlumberger, Ltd.	1,548	86,920

		$151,726

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food & Staples Retailing — 2.5%

CVS Caremark Corp.	2,140	$74,108
Wal-Mart Stores, Inc.	3,366	170,185

		$244,293

Food Products — 1.8%

Kellogg Co.	1,951	$104,242
Nestle SA	1,669	75,322

		$179,564

Health Care Equipment & Supplies — 1.9%

Covidien PLC	2,351	$99,659
Varian Medical Systems, Inc.(2)	592	29,653
Zimmer Holdings, Inc.(2)	1,041	58,223

		$187,535

Health Care Providers & Services — 1.2%

AmerisourceBergen Corp.	1,068	$33,407
Cardinal Health, Inc.	909	31,351
Fresenius Medical Care AG & Co. KGaA ADR	1,054	52,289

		$117,047

Hotels, Restaurants & Leisure — 1.8%

Carnival Corp.	1,789	$64,815
McDonald’s Corp.	1,702	113,813

		$178,628

Household Products — 3.3%

Colgate-Palmolive Co.	1,860	$145,247
Procter & Gamble Co.	2,872	175,451

		$320,698

Industrial Conglomerates — 2.7%

General Electric Co.	15,925	$260,374

		$260,374

Insurance — 3.0%

Berkshire Hathaway, Inc., Class B(2)	413	$29,137
Lincoln National Corp.	2,144	56,730
MetLife, Inc.	2,263	91,629
Prudential Financial, Inc.	2,017	116,401

		$293,897

Internet & Catalog Retail — 1.3%

Amazon.com, Inc.(2)	1,023	$128,346

		$128,346

Internet Software & Services — 1.6%

Google, Inc., Class A(2)	319	$154,772

		$154,772

IT Services — 1.0%

MasterCard, Inc., Class A	490	$98,867

		$98,867

Machinery — 3.4%

Danaher Corp.	1,235	$98,034
Deere & Co.	1,429	82,425
Illinois Tool Works, Inc.	1,990	92,396
PACCAR, Inc.	1,454	59,614

		$332,469

Media — 0.7%

Walt Disney Co. (The)	1,941	$64,868

		$64,868

Metals & Mining — 2.4%

BHP Billiton, Ltd. ADR	644	$41,757
Freeport-McMoRan Copper & Gold, Inc.	380	26,619
Goldcorp, Inc.	3,073	132,415
United States Steel Corp.	823	38,854

		$239,645

Multi-Utilities — 2.1%

PG&E Corp.	2,436	$101,094
Public Service Enterprise Group, Inc.	3,381	103,560

		$204,654

Multiline Retail — 0.8%

Target Corp.	1,436	$78,305

		$78,305

Office Electronics — 0.5%

Xerox Corp.	5,122	$47,686

		$47,686

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.2%

Anadarko Petroleum Corp.	2,820	$147,571
Apache Corp.	1,326	118,730
Chevron Corp.	3,170	234,168
Exxon Mobil Corp.	1,953	118,078
Hess Corp.	2,177	115,816
Occidental Petroleum Corp.	1,497	123,518
Peabody Energy Corp.	1,126	43,869

		$901,750

Pharmaceuticals — 5.7%

Abbott Laboratories	2,690	$127,936
Bristol-Myers Squibb Co.	863	20,030
Johnson & Johnson	1,674	97,594
Merck & Co., Inc.	2,926	98,577
Pfizer, Inc.	9,586	145,995
Teva Pharmaceutical Industries, Ltd. ADR	1,323	72,527

		$562,659

Real Estate Investment Trusts (REITs) — 0.8%

AvalonBay Communities, Inc.	404	$39,616
Boston Properties, Inc.	513	39,337

		$78,953

Road & Rail — 0.8%

CSX Corp.	1,419	$74,143

		$74,143

Semiconductors & Semiconductor Equipment — 0.9%

Intel Corp.	4,143	$88,743

		$88,743

Software — 3.8%

Microsoft Corp.	10,391	$268,088
Oracle Corp.	4,769	107,636

		$375,724

Specialty Retail — 5.0%

Best Buy Co., Inc.	2,366	$99,963
Gap, Inc. (The)	2,645	57,661
Home Depot, Inc.	4,238	143,499
Staples, Inc.	4,210	90,599
TJX Companies, Inc. (The)	2,106	95,739

		$487,461

Textiles, Apparel & Luxury Goods — 1.2%

NIKE, Inc., Class B	1,626	$117,690

		$117,690

Tobacco — 1.0%

Philip Morris International, Inc.	2,204	$97,240

		$97,240

Wireless Telecommunication Services — 0.5%

American Tower Corp., Class A(2)	1,273	$51,595

		$51,595

Total Common Stocks
(identified cost $8,957,990)		$9,505,170

Total Investments — 96.9%
(identified cost $8,957,990)		$9,505,170

Covered Call Options Written — (0.6)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Abbott Laboratories	26	$50.00	7/17/10	$(1,612)
Amazon.com, Inc.	10	140.00	7/17/10	(2,150)
American Tower Corp., Class A	12	42.50	7/17/10	(1,140)
Anadarko Petroleum Corp.	28	60.00	7/17/10	(3,108)
Apple, Inc.	12	270.00	7/17/10	(9,960)
AvalonBay Communities, Inc.	4	105.00	7/17/10	(1,090)
Bank of America Corp.	112	17.00	7/17/10	(5,488)
BHP Billiton, Ltd. ADR	6	85.00	6/19/10	(48)
Boston Properties, Inc.	4	85.00	6/19/10	(150)
Cardinal Health, Inc.	9	35.00	7/17/10	(990)
Carnival Corp.	16	46.00	6/19/10	(40)
Chevron Corp.	29	85.00	6/19/10	(116)
Cisco Systems, Inc.	83	29.00	6/19/10	(125)
CSX Corp.	13	57.50	6/19/10	(221)
CVS Caremark Corp.	21	36.00	7/17/10	(1,680)
Danaher Corp.	12	85.00	7/17/10	(1,464)
Deere & Co.	14	62.50	7/17/10	(1,960)
Emerson Electric Co.	21	50.00	7/17/10	(1,575)
Exxon Mobil Corp.	18	72.50	6/19/10	(36)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

FedEx Corp.	7	$90.00	7/17/10	$(1,253)
Freeport-McMoRan Copper & Gold, Inc.	3	80.00	7/17/10	(378)
General Electric Co.	147	20.00	6/19/10	(294)
Goldman Sachs Group, Inc.	8	160.00	7/17/10	(2,440)
Google, Inc., Class A	3	530.00	7/17/10	(2,520)
Halliburton Co.	26	29.00	7/17/10	(1,222)
Hess Corp.	21	60.00	7/17/10	(1,659)
Hewlett-Packard Co.	32	50.00	7/17/10	(1,728)
Home Depot, Inc.	42	37.00	7/17/10	(1,386)
Illinois Tool Works, Inc.	19	50.00	7/17/10	(1,235)
Intel Corp.	30	25.00	7/17/10	(330)
International Business Machines Corp.	16	130.00	7/17/10	(3,424)
JPMorgan Chase & Co.	54	50.00	6/19/10	(54)
Kellogg Co.	13	55.00	6/19/10	(390)
Lincoln National Corp.	21	30.00	7/17/10	(1,470)
Lockheed Martin Corp.	9	90.00	6/19/10	(67)
MasterCard, Inc., Class A	4	230.00	7/17/10	(1,000)
McDonald’s Corp.	12	70.00	6/19/10	(300)
Merck & Co., Inc.	27	38.00	6/19/10	(27)
MetLife, Inc.	22	44.00	7/17/10	(3,080)
NIKE, Inc., Class B	15	80.00	6/19/10	(300)
Northern Trust Corp.	16	55.00	7/17/10	(1,200)
Occidental Petroleum Corp.	13	95.00	6/19/10	(104)
Oracle Corp.	44	28.00	6/19/10	(44)
PACCAR, Inc.	13	50.00	6/19/10	(65)
PNC Financial Services Group, Inc.	12	70.00	7/17/10	(1,044)
Procter & Gamble Co.	25	65.00	6/19/10	(225)
Prudential Financial, Inc.	17	70.00	6/19/10	(85)
QUALCOMM, Inc.	14	40.00	6/19/10	(42)
Schlumberger, Ltd.	14	80.00	6/19/10	(7)
Teva Pharmaceutical Industries, Ltd. ADR	13	60.00	7/17/10	(702)
TJX Companies, Inc. (The)	18	50.00	7/17/10	(900)
U.S. Bancorp	18	28.00	6/19/10	(45)
U.S. Bancorp	5	29.00	6/19/10	(13)
United States Steel Corp.	7	75.00	6/19/10	(14)
Walt Disney Co. (The)	19	36.00	7/17/10	(1,178)
Wells Fargo & Co.	13	35.00	6/19/10	(45)
Zimmer Holdings, Inc.	10	60.00	7/17/10	(800)

Total Covered Call Options Written
(premiums received $96,374)				$(64,023)

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Comcast Corp., Class A	56	$16.00	6/19/10	$(560)
Microsoft Corp.	35	25.00	6/19/10	(1,400)
Peabody Energy Corp.	10	41.00	6/19/10	(2,870)
Pfizer, Inc.	63	14.00	6/19/10	(756)
Prudential Financial, Inc.	17	48.00	6/19/10	(705)

Total Put Options Written
(premiums received $12,975)				$(6,291)

Other Assets, Less Liabilities — 3.8%				$371,662

Net Assets — 100.0%				$9,806,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at May 31, 2010 has been pledged as collateral for such written option.

(2)	Non-income producing security.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2010

Assets

Investments, at value (identified cost, $8,957,990)	$9,505,170
Cash	336,599
Dividends receivable	18,195
Receivable for investments sold	23,778
Receivable for Fund shares sold	22,409
Tax reclaims receivable	1,873
Receivable from affiliates	20,670

Total assets	$9,928,694

Liabilities

Written options outstanding, at value (premiums received, $109,349)	$70,314
Payable for Fund shares redeemed	5,584
Payable to affiliates:
Investment adviser fee	7,637
Administration fee	1,273
Distribution and service fees	2,840
Trustees’ fees	120
Accrued expenses	34,408

Total liabilities	$122,176

Net Assets	$9,806,518

Sources of Net Assets

Paid-in capital	$10,306,043
Accumulated net realized loss	(731,855)
Accumulated distributions in excess of net investment income	(353,785)
Net unrealized appreciation	586,115

Total	$9,806,518

Class A Shares

Net Assets	$5,103,019
Shares Outstanding	744,889
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.85
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.27

Class C Shares

Net Assets	$2,059,990
Shares Outstanding	300,322
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.86

Class I Shares

Net Assets	$2,643,509
Shares Outstanding	385,150
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
May 31, 2010

Investment Income

Dividends (net of foreign taxes, $969)	$74,198

Total investment income	$74,198

Expenses

Investment adviser fee	$37,351
Administration fee	6,225
Distribution and service fees
Class A	5,017
Class C	7,261
Trustees’ fees and expenses	338
Custodian fee	42,791
Transfer and dividend disbursing agent fees	4,225
Legal and accounting services	13,560
Printing and postage	5,254
Registration fees	21,209
Miscellaneous	5,198

Total expenses	$148,429

Deduct —
Reduction of custodian fee	$19
Allocation of expenses to affiliates	84,054

Total expense reductions	$84,073

Net expenses	$64,356

Net investment income	$9,842

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$91,100
Written options	(36,008)
Written options in violation of investment restrictions	664
Foreign currency transactions	(346)

Net realized gain	$55,410

Change in unrealized appreciation (depreciation) —
Investments	$(442,198)
Written options	30,163
Foreign currency	(183)

Net change in unrealized appreciation (depreciation)	$(412,218)

Net realized and unrealized loss	$(356,808)

Net decrease in net assets from operations	$(346,966)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	May 31, 2010	Year Ended
in Net Assets	(Unaudited)	November 30, 2009

From operations —
Net investment income	$9,842	$45,168
Net realized gain (loss) from investment transactions, written options, foreign currency transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	55,410	(641,583)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(412,218)	1,730,979

Net increase (decrease) in net assets from operations	$(346,966)	$1,134,564

Distributions to shareholders —
From net investment income
Class A	$(179,027)*	$(12,537)
Class C	(66,577)*	(2,148)
Class I	(118,023)*	(30,531)
Tax return of capital
Class A	—	(114,383)
Class C	—	(19,595)
Class I	—	(278,572)

Total distributions to shareholders	$(363,627)	$(457,766)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,161,877	$2,761,927
Class C	1,666,110	768,923
Class I	467,501	5,675,970
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	153,508	111,217
Class C	36,579	11,367
Class I	46,799	181,491
Cost of shares redeemed
Class A	(280,921)	(1,026,630)
Class C	(233,308)	(73,103)
Class I	(356,201)	(5,560,452)

Net increase in net assets from Fund share transactions	$4,661,944	$2,850,710

Net increase in net assets	$3,951,351	$3,527,508

	Six Months Ended
	May 31, 2010	Year Ended
Net Assets	(Unaudited)	November 30, 2009

At beginning of period	$5,855,167	$2,327,659

At end of period	$9,806,518	$5,855,167

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(353,785)	$—

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	May 31, 2010		Year Ended		Period Ended
	(Unaudited)		November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.320		$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.010		$0.044		$0.033
Net realized and unrealized gain (loss)	(0.180)		1.126		(2.833)

Total income (loss) from operations	$(0.170)		$1.170		$(2.800)

Less Distributions

From net investment income	$(0.300	)*	$(0.059)		$(0.048)
Tax return of capital	—		(0.541)		(0.402)

Total distributions	$(0.300)		$(0.600)		$(0.450)

Net asset value — End of period	$6.850		$7.320		$6.750

Total Return(3)	(2.44	)%(4)(5)	18.67	%(6)	(28.75	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,103		$2,434		$337
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.50	%(9)	1.50%		1.50	%(9)
Net investment income	0.28	%(9)	0.66%		0.58	%(9)
Portfolio Turnover	17	%(4)	169%		34	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	During the six months ended May 31, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(6)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 2.02%, 3.81% and 8.90% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	May 31, 2010		Year Ended		Period Ended
	(Unaudited)		November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.330		$6.750		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.016)		$(0.023)		$(0.013)
Net realized and unrealized gain (loss)	(0.175)		1.157		(2.836)

Total income (loss) from operations	$(0.191)		$1.134		$(2.849)

Less Distributions

From net investment income	$(0.279	)*	$(0.055)		$(0.043)
Tax return of capital	—		(0.499)		(0.358)

Total distributions	$(0.279)		$(0.554)		$(0.401)

Net asset value — End of period	$6.860		$7.330		$6.750

Total Return(3)	(2.72	)%(4)(5)	17.95	%(6)	(29.15	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,060		$758		$12
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.25	%(9)	2.25%		2.25	%(9)
Net investment loss	(0.44	)%(9)	(0.33)%		(0.19	)%(9)
Portfolio Turnover	17	%(4)	169%		34	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	During the six months ended May 31, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(6)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 2.02%, 3.81% and 8.90% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	May 31, 2010		Year Ended		Period Ended
	(Unaudited)		November 30, 2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.330		$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.019		$0.070		$0.054
Net realized and unrealized gain (loss)	(0.181)		1.124		(2.842)

Total income (loss) from operations	$(0.162)		$1.194		$(2.788)

Less Distributions

From net investment income	$(0.308	)*	$(0.061)		$(0.050)
Tax return of capital	—		(0.553)		(0.412)

Total distributions	$(0.308)		$(0.614)		$(0.462)

Net asset value — End of period	$6.860		$7.330		$6.750

Total Return(3)	(2.33	)%(4)(5)	19.05	%(6)	(28.66	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,644		$2,664		$1,979
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.25	%(9)	1.25%		1.25	%(9)
Net investment income	0.52	%(9)	1.07%		0.79	%(9)
Portfolio Turnover	17	%(4)	169%		34	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	During the six months ended May 31, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(6)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 2.02%, 3.81% and 8.90% of average daily net assets for the six months ended May 31, 2010, the year ended November 30, 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing covered call options on a portion of its common stock portfolio and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $528,989 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2016 ($79,589) and November 30, 2017 ($449,400).

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2010, the amount of distributions estimated to be a tax return of capital was approximately $350,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the six months ended May 31, 2010, the investment adviser fee amounted to $37,351 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2011. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $84,054 in total of the Fund’s operating expenses for the six months ended May 31, 2010. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2010, the administration fee amounted to $6,225.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2010, EVM earned $165 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,864 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the six months ended May 31, 2010, the Fund realized a gain of $664 on a written call option that was uncovered in violation of the Fund’s investment restrictions. The effect of the gain realized had no impact on total return. During the six months ended May 31, 2010, EVM reimbursed the Fund $538 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2010 amounted to $5,017 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended May 31, 2010, the Fund paid or accrued to EVD $5,446 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $123,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended May 31, 2010 amounted to $1,815 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended May 31, 2010, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,689,423 and $1,402,033, respectively, for the six months ended May 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	May 31, 2010	Year Ended
Class A	(Unaudited)	November 30, 2009

Sales	428,511	414,778
Issued to shareholders electing to receive payments of distributions in Fund shares	21,629	16,578
Redemptions	(37,846)	(148,641)

Net increase	412,294	282,715

	Six Months Ended
	May 31, 2010	Year Ended
Class C	(Unaudited)	November 30, 2009

Sales	223,112	110,572
Issued to shareholders electing to receive payments of distributions in Fund shares	5,151	1,603
Redemptions	(31,274)	(10,562)

Net increase	196,989	101,613

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	May 31, 2010	Year Ended
Class I	(Unaudited)	November 30, 2009

Sales	62,456	866,242
Issued to shareholders electing to receive payments of distributions in Fund shares	6,562	28,370
Redemptions	(47,197)	(824,447)

Net increase	21,821	70,165

At May 31, 2010, an affiliate of EVM owned 14.2% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,216,266

Gross unrealized appreciation	$521,992
Gross unrealized depreciation	(233,088)

Net unrealized appreciation	$288,904

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at May 31, 2010 is included in the Portfolio of Investments.

Written call and put options activity for the six months ended May 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	640	$49,544
Options written	5,004	348,852
Options terminated in closing purchase transactions	(1,826)	(131,814)
Options exercised	(144)	(4,849)
Options expired	(2,241)	(152,384)

Outstanding, end of period	1,433	$109,349

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at May 31, 2010 was as follows:

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	$70,314

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended May 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Written Options	$(35,344)	$30,163

(1)	Statement of Operations location: Net realized gain (loss) – Written options and Written options in violation of investment restrictions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2010.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,055,298	$—		$—	$1,055,298
Consumer Staples	1,039,831	75,322		—	1,115,153
Energy	1,053,476	—		—	1,053,476
Financials	1,517,964	—		—	1,517,964
Health Care	1,023,457	—		—	1,023,457
Industrials	1,104,264	—		—	1,104,264
Information Technology	1,836,426	—		—	1,836,426
Materials	239,646	—		—	239,646
Telecommunication Services	258,824	—		—	258,824
Utilities	300,662	—		—	300,662

Total Common Stocks	$9,429,848	$75,322	*	$—	$9,505,170

Total Investments	$9,429,848	$75,322		$—	$9,505,170

Liability Description

Covered Call Options Written	$(64,023)	$—		$—	$(64,023)
Put Options Written	(6,291)	—		—	(6,291)

Total	$(70,314)	$—		$—	$(70,314)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to continue to share such benefits equitably.

Eaton Vance Enhanced Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Enhanced Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3242-7/10	EEOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: July 08, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: July 08, 2010

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: July 08, 2010